Revenue (Tables)	3 Months Ended
Mar. 31, 2019
Text block [abstract]
Schedule of Revenue Recognized in Statement of Profit or Loss
Three Months Ended March 31,
	2019	2018
	(EUR’000)
Revenue from the rendering of services (recognized over time)	5,414	28

Total revenue	5,414	28

Revenue from external customers (geographical)
North America	5,414	28

Total revenue	5,414	28